Segment Financial Information	9 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of September 30, 2024 and December 31, 2024 and PEMEX’s operations were conducted through seven business segments:

•Exploration and Production;
•Industrial Transformation;
•Logistics;
•Deer Park;
•the Trading Companies;
•Corporate; and
•Other Operating Subsidiary Companies.

Following the dissolution of the subsidiary entities on March 19, 2025 and pursuant the New Organic Statute, as of June 1,
2025, PEMEX’s operations are now conducted through six segments:
•Exploration and Extraction;
•Industrial Processes;
•Energy Transformation;
•Deer Park;
•the Trading Companies; and
•Other Operating Subsidiary Companies.

The primary sources of revenue for PEMEX’s business segments are as described below:
•The Exploration and Extraction segment (formerly Exploration and Production) earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 12 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is transferred to the Industrial Processes segment. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The Industrial Processes segment (formerly Industrial Transformation) earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y Servicios Auxiliares (Airports and Auxiliary Services Agency or "ASA"). The refining segment’s most important products are different types of gasoline and diesel.
•The Energy Transformation segment (previously included in the Industrial Transformation segment) earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The Deer Park segment includes DPRLP’s operations, generates revenues from sales of distillates and gasoline in the U.S. market.
•The Trading Companies segment, which consists of PMI CIM, PMI NASA, PMI Trading, MGAS and GASOB (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.
•The segment related to the Other Operating Subsidiary Companies provides transportation and storage of crude oil, petroleum products and petrochemicals, administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s subsidiary entities and companies with industrial activities. As of March 19, 2025 this segment includes the Logistics and Corporate activities, previously reported as separate segments.
•The Logistics segment (until March 18, 2025) earned income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products. As of March 19, 2025, this activity is included in the Other Operating Subsidiary Companies segment.
•The Corporate segment (until March 18, 2025) provided administrative, financing and consulting services to PEMEX’s subsidiary entities and companies. As of March 19, 2025, this activity is included in the Other Operating Subsidiary Companies segment.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.
For the three- and nine-month periods ended September 30, 2024, PEMEX presents the operating segments as they existed prior to the enactment of the 2025 Petróleos Mexicanos Law and the New Organic Statute, this information is not comparable to the 2025 amounts due to the unavailability to obtain these figures. For the three- and nine-month periods ended September 30, 2025, PEMEX presents the operating segments in accordance with PEMEX's new organizational structure under the New Organic Statute (see Note 1).

As of/for the nine-month period ended September 30, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	176,773,987	388,670,839	56,869,160	129,286,909	393,279,933	19,352,708	—	Ps.	1,164,233,536
Intersegment	111,460,130		225,131,873	11,667,955	14,418,427	321,869,443	77,223,973	(761,771,801)	—
Services income	447		87,157	—	—	1,153,728	616,199	—	1,857,531
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(32,390,160)		2,797,840	(876,754)	—	—	(22,143,105)	—	(52,612,179)
Cost of sales	285,215,498		382,311,792	65,702,271	138,973,636	699,816,860	92,717,083	(747,764,751)	916,972,389
Transfer of good and services	(122,255,887)		119,175,607	26,791,883	—	—	(17,779,173)	(5,932,430)	—
Gross income (loss)	92,884,793		115,200,310	(24,833,793)	4,731,700	16,486,244	111,865	(8,074,620)	196,506,499
Distribution, transportation and sale expenses	153,016		5,394,666	7,211,266	—	7,936,717	292,737	(2,646,868)	18,341,534
Administrative expenses	30,347,273		28,988,604	9,079,880	1,480,334	2,604,782	88,817,537	(9,503,671)	151,814,739
Transfer of services	38,889,390		12,229,977	1,540,308	—	—	(56,719,863)	4,060,188	—
Other revenue	15,051,184		1,302,745	1,249,475	(155,288)	762,035	4,508,439	—	22,718,590
Other expenses	7,988,784		645,363	601,750	8,033	8,590	216,804	(3,905)	9,465,419
Operating income	30,557,514		69,244,445	(42,017,522)	3,088,045	6,698,190	(27,986,911)	19,636	39,603,397
Financing income	25,529,785		295,895	—	659,235	1,003,709	139,212,304	(156,546,115)	10,154,813
Financing (cost)	111,580,914		24,030,311	—	101,842	4,833,592	130,551,785	(156,526,481)	114,571,963
Derivative financial instruments income (cost) , net	9,642,392		110,131	—	—	(455,046)	8,809,332	—	18,106,809
Foreign exchange income (loss), net	198,944,489		21,379,625	(197,994)	—	(417,009)	(66,697,867)	—	153,011,244
Profit (loss) sharing in associates	437,551		923,036	(923,036)	—	11,166,542	23,615,074	(34,447,650)	771,517
Welfare oil duty	150,554,257		—	—	—	—	—	—	150,554,257
Total taxes and other	—		—	—	34,368	1,067,819	474,379	—	1,576,566
Net (loss) income	Ps.	2,976,560	67,922,821	(43,138,552)	3,611,070	12,094,975	(54,074,232)	(34,447,648)	Ps.	(45,055,006)
Total current assets	277,064,885		307,695,355	27,337,681	34,275,277	248,273,011	7,844,809,987	(7,993,751,678)	745,704,518
Total non-current assets	886,674,125		219,906,486	6,586,042	31,478,307	132,713,198	194,850,493	180,489,499	1,652,698,150
Total current liabilities	989,501,905		311,200,480	100,674,589	8,975,826	221,701,317	7,570,975,840	(7,993,499,188)	1,209,530,769
Total long-term liabilities	1,694,612,841		611,646,322	47,252,997	1,982,675	1,521,565	1,879,805,544	(1,152,152,383)	3,084,669,561
Total equity (deficit)	(1,520,375,736)		(395,244,961)	(114,003,863)	54,795,083	157,763,327	(1,411,120,904)	1,332,389,392	(1,895,797,662)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	96,895,405		4,742,392	486,321	2,229,636	207,539	8,006,679	—	112,567,972
Depreciation of rights of use	216,820		761,624	1,985,413	489,782	659,425	464,631	—	4,577,695
Net periodic cost of employee benefits	31,842,612		36,144,669	8,313,699	—	(3,309)	35,935,233	—	112,232,904
Interest income (1)	116,288		278,103	—	242,894	580,185	6,786,037	—	8,003,507
Interest cost (2)	(3,277,826)		2,721,508	—	101,842	3,462,662	102,187,952	—	105,196,138
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended September 30, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	50,764,777	131,941,832	13,854,640	42,513,611	133,352,818	5,683,612	—	Ps.	378,111,290
Intersegment	2,155,214		75,672,977	(1,149,238)	4,261,180	97,587,849	13,188,821	(191,716,803)	—
Services income	(7,898)		35,348	(3,716)	—	395,886	349,632	—	769,252
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	5,603,176		11,748,726	(7,627,292)	—	—	(22,143,105)	—	(12,418,495)
Cost of sales	114,826,386		92,449,357	12,832,852	44,401,372	229,123,135	25,485,977	(189,975,992)	329,143,087
Transfer of good and services	(31,844,171)		36,371,489	9,820,942	—	—	(8,980,313)	(5,367,947)	—
Gross income (loss)	(24,466,946)		90,578,037	(17,579,400)	2,373,419	2,213,418	(19,426,704)	3,627,136	37,318,960
Distribution, transportation and sale expenses	55,296		(492,730)	140,492	—	7,904,249	(24,127)	(508,992)	7,074,188
Administrative expenses	8,555,989		7,469,215	4,732,490	497,742	816,205	25,524,850	(243,703)	47,352,788
Transfer of services	(7,250,136)		1,207,326	302,848	—	—	1,281,227	4,458,735	—
Other revenue	4,135,640		208,463	273,327	25,020	254,583	1,386,372	—	6,283,405
Other expenses	(542,519)		1,859,440	800,079	8,033	2,713	18,613	(86,476)	2,059,883
Operating (loss) income	(21,149,936)		80,743,249	(23,281,982)	1,892,664	(6,255,166)	(44,840,895)	7,572	(12,884,494)
Financing income	6,087,046		102,078	(17,727)	232,574	308,236	29,702,218	(33,347,197)	3,067,228
Financing (cost)	28,452,285		2,548,993	(1,576,414)	30,206	1,336,726	37,251,014	(33,339,627)	34,703,183
Derivative financial instruments (cost) income, net	(38,104,209)		(14,065)	—	—	(128,991)	35,421,669	—	(2,825,596)
Foreign exchange income (loss), net	56,534,947		8,374,581	(981,256)	—	(193,474)	(30,350,620)	—	33,384,178
Profit (loss) sharing in associates	330,555		923,036	(923,036)	—	1,794,533	(28,812,590)	27,092,917	405,415
Welfare oil duty	47,486,279		—	—	—	—	—	—	47,486,279
Total taxes and other	—		—	—	23,191	(2,877)	179,385	—	199,699
Net (loss) income	Ps.	(72,240,161)	87,579,886	(23,627,587)	2,071,841	(5,808,711)	(76,310,617)	27,092,919	Ps.	(61,242,430)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	33,270,898		1,459,904	175,255	701,949	68,009	3,494,005	—	39,170,020
Depreciation of rights of use	69,644		(601,249)	1,509,167	156,667	218,185	157,692	—	1,510,106
Net periodic cost of employee benefits	10,762,184		12,347,869	2,638,808	—	(2,188)	12,207,111	—	37,953,784
Interest income (1)	49,415		81,544	—	100,656	179,086	2,184,217	—	2,594,918
Interest cost (2)	(860,703)		801,864	—	30,206	908,201	31,331,258	—	32,210,826

(1)Included in financing income.
(2)Included in financing cost.

For the nine month period ended September 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	247,919,624	482,381,043	—	123,770,887	368,971,198	—	16,530,921	—	Ps.	1,239,573,673
Intersegment	403,171,242		270,362,746	69,489,540	13,612,860	387,016,950	14,579,558	38,663,451	(1,196,896,347)	—
Services income	20,086		218,618	296,360	348	1,414,191	584	24,584	—	1,974,771
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	15,447,401		(67,871,770)	582,924	—	—	—	—	—	(51,841,445)
Cost of sales	375,889,863		856,919,283	54,822,944	136,331,201	747,680,464	863,996	45,883,723	(1,186,195,738)	1,032,195,736
Gross income (loss)	290,668,490		(171,828,646)	15,545,880	1,052,894	9,721,875	13,716,146	9,335,233	(10,700,609)	157,511,263
Distribution, transportation and sale expenses	501,931		10,651,527	1,374,721	—	91,281	118,728	32,009	(1,507,786)	11,262,411
Administrative expenses	19,643,247		38,005,833	8,436,483	1,355,041	2,518,863	61,934,091	5,359,429	(9,235,740)	128,017,247
Other revenue	4,480,559		4,139,087	526,696	(173,695)	751,330	903,347	1,285,918	—	11,913,242
Other expenses	3,316,677		880,982	103,770	41	46,460	73,354	115,568	54,408	4,591,260
Operating income	271,687,194		(217,227,901)	6,157,602	(475,883)	7,816,601	(47,506,680)	5,114,145	(11,491)	25,553,587
Financing income	57,185,776		780,671	14,992,318	896,940	943,281	163,754,808	1,615,573	(227,899,376)	12,269,991
Financing cost	135,386,982		27,127,433	264,251	193,978	5,546,933	170,824,916	2,279,626	(227,910,868)	113,713,251
Derivative financial instruments (Cost) income, net	(9,379,711)		239,681	—	95,455	(241,846)	(3,997,112)	—	—	(13,283,533)
Foreign exchange (loss) income, net	(55,653,581)		(238,351,425)	(463,944)	—	(483,957)	42,206,754	(3,660,049)	—	(256,406,202)
Profit (loss) sharing in associates	(10,983)		(1,282,079)	968	—	(47,807)	(415,556,484)	(634,876)	417,953,100	421,839
Total duties, taxes and other	79,062,082		—	4,438,500	81,431	2,661,553	(1,969,233)	670,856	—	84,945,189
Net (loss) income	Ps.	49,379,631	(482,968,486)	15,984,193	241,103	(222,214)	(429,954,397)	(515,689)	417,953,101	Ps.	(430,102,758)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	92,924,986		7,537,623	4,689,577	1,870,533	204,574	427,909	1,765,195	—	109,420,397
Depreciation of rights of use	242,968		2,372,894	272,436	476,839	541,933	451,895	151,361	—	4,510,326
Net periodic cost of employee benefits	29,300,521		41,900,776	6,931,799	—	2,887	26,036,992	47,173	—	104,220,148
Interest income (1)	135,581		434,202	17,827	234,578	365,766	7,070,805	1,261,248	—	9,520,007
Interest cost (2)	(3,214,151)		2,411,338	264,193	193,978	4,191,533	100,872,900	1,600,620	—	106,320,411
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended September 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	80,278,436	161,060,502	—	48,039,379	131,522,956	—	4,608,092	—	Ps.	425,509,365
Intersegment	143,637,481		94,400,399	22,435,555	3,024,980	135,467,793	(6,101,146)	14,404,257	(407,269,319)	—
Services income	6,888		41,949	48,725	159	504,387	145	10,381	—	612,634
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(3,567,530)		(31,479,678)	754,754	—	—	—	—	—	(34,292,454)
Cost of sales	120,233,424		293,114,118	16,209,890	51,386,441	265,862,892	313,815	15,815,009	(416,491,176)	346,444,413
Gross income (loss)	100,121,851		(69,090,946)	7,029,144	(321,923)	1,632,244	(6,414,816)	3,207,721	9,221,857	45,385,132
Distribution, transportation and sale expenses	170,930		450,549	1,218,340	—	20,994	28,082	(702)	1,641,598	3,529,791
Administrative expenses	(250,615)		10,867,203	808,094	561,818	831,429	21,230,095	2,041,997	7,450,770	43,540,791
Other revenue	1,043,584		964,661	97,738	(181,587)	484,018	748,521	175,190	—	3,332,125
Other expenses	1,089,478		(125,220)	3,119	2	30,019	7	1,198	140,109	1,138,712
Operating income (loss)	100,155,642		(79,318,817)	5,097,329	(1,065,330)	1,233,820	(26,924,479)	1,340,418	(10,620)	507,963
Financing income	20,110,041		239,042	4,982,629	352,404	348,326	49,348,539	602,698	(73,908,139)	2,075,540
Financing cost	42,437,595		9,586,436	76,177	99,917	1,971,128	61,497,005	863,271	(73,918,760)	42,612,769
Derivative financial instruments income (cost), net	1,359,497		82,940	—	3,273	402,766	651,308	—	—	2,499,784
Foreign exchange (loss) income, net	(35,021,117)		(113,874,412)	(268,680)	—	(25,555)	21,203,103	(2,124,399)	—	(130,111,060)
Profit (loss) sharing in associates	(117,478)		(800,626)	(37)	—	(2,059,213)	(154,725,343)	(3,083,360)	160,942,680	156,623
Total duties, taxes and other	1,361,451		—	1,720,307	33,412	1,132,915	(10,608,564)	331,961	—	(6,028,518)
Net (loss) income	Ps.	42,687,539	(203,258,309)	8,014,757	(842,982)	(3,203,899)	(161,335,313)	(4,459,875)	160,942,681	Ps.	(161,455,401)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	29,911,969		2,154,679	1,491,906	783,917	68,339	143,772	607,186	—	35,161,768
Depreciation of rights of use	82,547		806,041	87,710	198,393	192,390	150,631	76,938	—	1,594,650
Net periodic cost of employee benefits	9,887,798		14,150,669	2,399,715	—	1,312	8,769,135	15,859	—	35,224,488
Interest income (1)	33,895		89,088	8,141	66,244	133,038	2,524,382	477,211	—	3,331,999
Interest cost (2)	(304,596)		865,506	76,141	99,917	1,414,106	35,873,244	530,255	—	38,554,573
(1)Included in financing income.
(2)Included in financing cost.

As of December 31, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.	1,122,872,816	225,147,273	294,804,303	32,870,141	287,375,832	2,040,342,693	111,987,963	(3,675,846,301)	Ps.	439,554,720
Total non-current assets	938,768,113		590,508,074	127,928,147	34,744,185	130,862,284	(171,049,739)	567,969,098	(450,532,299)	1,769,197,863
Total current liabilities	696,209,532		1,728,102,735	86,307,404	7,891,750	255,198,459	2,051,344,378	58,229,460	(3,675,760,337)	1,207,523,381
Total long-term liabilities	1,934,280,036		575,378,552	71,857,552	1,950,666	1,814,052	1,801,449,926	56,777,221	(1,458,503,067)	2,985,004,938
Total equity (deficit)	(568,848,639)		(1,487,825,940)	264,567,494	57,771,910	161,225,605	(1,983,501,350)	564,950,380	1,007,884,804	(1,983,775,736)